Short-Term Borrowings - Related Party (Details) - Schedule of short-term borrowings - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of short-term borrowings [Abstract]
Hong Kong KISEN Co., Ltd	$ 499,980